Inventory (Tables)	12 Months Ended
May 31, 2014
Inventory Disclosure [Abstract]
Components of Inventory	Inventory consisted of the following:

	As of May 31,
	2013	2014
	US$	US$
Course materials in schools	6,583	5,690
Publications in bookstores	15,957	16,676

	22,540	22,366